SUMMARY OF ACCOUNTING POLICIES (Details) - Buildings And Equipment [Member]	12 Months Ended
Dec. 31, 2014
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	25 years